STOCK OPTION RESERVE (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Description of share expire			RSUs expire in January 2031 and 5,165 expire in January 2032.
Share based compensation expense	$ 141	$ 743	$ 285	$ 1,512
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued	882		882		308
Number of shares exercise	1,152		1,152		470
Shares repurchased into treasury employee payroll taxes	270		270		162
Number of shares granted			17,315
Number of shares outstanding	12,150		12,150
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Shares reserved for awards granted	82,429		82,429
Shares available for future awards	59,997		59,997